Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Asset
Schedule of right-of-use assets

	12.31.24	12.31.23
Balance at beginning of the year	7,708	4,795
Additions	13,363	9,074
Depreciation for the year	(10,620)	(6,161)
Balance at end of the year	10,451	7,708